American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2022

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 44.7%
Inflation-Adjusted Bond Fund G Class	5,416,912	66,411,335
NT Diversified Bond Fund G Class	42,769,568	431,544,946
NT High Income Fund G Class	8,576,077	77,184,694
Short Duration Fund G Class	21,893,836	219,376,234
Short Duration Inflation Protection Bond Fund G Class	14,443,032	158,584,496
		953,101,705
Domestic Equity Funds — 33.6%
Focused Large Cap Value Fund G Class	19,202,941	192,029,411
Growth Fund G Class	1,913,948	82,433,725
Heritage Fund G Class	1,729,692	38,433,767
Mid Cap Value Fund G Class	5,205,973	86,523,274
NT Disciplined Growth Fund G Class	4,274,222	56,163,273
NT Equity Growth Fund G Class	7,831,378	78,313,776
Small Cap Growth Fund G Class	1,017,726	19,255,367
Small Cap Value Fund G Class	2,169,541	21,435,069
Sustainable Equity Fund G Class	3,477,839	142,800,067
		717,387,729
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	2,683,397	24,204,243
Global Bond Fund G Class	18,302,792	173,327,436
International Bond Fund G Class	3,947,525	45,830,768
		243,362,447
International Equity Funds — 10.3%
Global Real Estate Fund G Class	1,538,964	21,376,205
International Growth Fund G Class	7,617,506	86,687,215
International Small-Mid Cap Fund G Class	955,240	9,533,298
International Value Fund G Class	13,323,330	101,257,311
		218,854,029
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,933,339,424)		2,132,705,910
OTHER ASSETS AND LIABILITIES†		(1,986)
TOTAL NET ASSETS — 100.0%		$2,132,703,924

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$85,346	$2,830	$16,001	$(5,764)	$66,411	5,417	$1,288	$2,586
NT Diversified Bond Fund	564,164	30,136	108,427	(54,328)	431,545	42,770	(1,810)	9,115
NT High Income Fund	98,904	4,845	17,403	(9,161)	77,185	8,576	(176)	4,663
Short Duration Fund	282,055	6,998	59,266	(10,411)	219,376	21,894	(267)	4,605
Short Duration Inflation Protection Bond Fund	204,585	7,822	47,480	(6,342)	158,585	14,443	2,768	6,620
Focused Large Cap Value Fund(3)	228,206	61,294	55,014	(42,456)	192,030	19,203	3,334	45,750
Growth Fund(3)	103,695	19,559	14,283	(26,537)	82,434	1,914	4,585	9,224
Heritage Fund(3)	47,664	10,574	1,959	(17,845)	38,434	1,730	1,314	4,610
Mid Cap Value Fund(3)	101,022	23,956	22,353	(16,102)	86,523	5,206	1,339	19,331
NT Disciplined Growth Fund	69,515	11,436	7,118	(17,670)	56,163	4,274	1,572	8,282
NT Equity Growth Fund	93,849	19,298	9,342	(25,491)	78,314	7,831	2,475	17,080
Small Cap Growth Fund	23,856	5,622	1,353	(8,870)	19,255	1,018	418	3,983
Small Cap Value Fund	23,490	2,515	1,420	(3,150)	21,435	2,170	153	1,917
Sustainable Equity Fund	173,514	11,862	22,144	(20,432)	142,800	3,478	5,034	5,462
Emerging Markets Debt Fund	31,143	889	3,601	(4,227)	24,204	2,683	(59)	888
Global Bond Fund	226,344	10,120	40,512	(22,624)	173,328	18,303	45	6,525
International Bond Fund	61,668	790	6,798	(9,829)	45,831	3,948	(73)	725
Global Real Estate Fund(3)	25,442	6,197	5,138	(5,125)	21,376	1,539	421	5,309
International Growth Fund(3)	104,188	25,218	8,745	(33,974)	86,687	7,618	3,372	10,848
International Small-Mid Cap Fund(4)	12,352	2,997	724	(5,092)	9,533	955	395	2,249
International Value Fund(3)	118,242	25,154	18,625	(23,514)	101,257	13,323	189	13,312
	$2,679,244	$290,112	$467,706	$(368,944)	$2,132,706	188,293	$26,317	$183,084
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.